Acquisitions of Consolidated Entities	12 Months Ended
Dec. 31, 2019
Acquisitions of Consolidated Entities
Acquisitions of Consolidated Entities

Note 4. Acquisitions of Consolidated Entities

During 2019, the Group’s strategy, which was unchanged from 2018, was to maintain the debt-to-adjusted capital ratio and the long-term debt-to-equity ratio at a manageable level. The ratios changed in 2019 as a result of issuance of bond payables.

Years 2019 and 2018

There was no business combination during the years ended December 31, 2019 and 2018.

Year 2017

Effective October 1, 2017, the Group completed the acquisition of a metal processing company based in Europe. Pursuant to the transaction, the Group acquired the company which equalled the fair values of the identifiable assets acquired and the liabilities assumed on the closing date. Goodwill of $502 was recognized upon the acquisition of the metal processing company. The amount of acquisition-related costs was nominal, which was included in selling, general and administrative expenses in profit or loss. This acquisition was not considered a material business combination and did not have material impact on the Group’s financial position. The metal processing company was sold during the year ended December 31, 2019.